Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established cybersecurity risk management to identify, assess, and mitigate cybersecurity risks alongside other business risks. The process is in alignment with our strategic objectives and risk appetite. We may engage assessors, consultants, auditors, or other third parties to enhance our cyber security risk management processes. Any cybersecurity incidents are closely monitored for their potential impact on our business strategy, operations, and financial condition.

Our board of directors is collectively responsible for oversight of risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board of directors.

As of the date of this annual report, we have not experienced any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. We continuously adapt our business strategy to enhance resilience, strengthen defenses and ensure the sustainability of our operations.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not experienced any cybersecurity incidents that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true